Earnings per share (Tables)	6 Months Ended
Dec. 31, 2023
Earnings per share [Abstract]
Earnings Per Share Basic and Diluted
	Three months ended 31 Dec 2023	Three months ended 31 Dec 2022
	$'000	$'000

Loss after income tax	(5,228)	(143,954)

	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	72,665,044	53,028,867

Weighted average number of ordinary shares used in calculating diluted earnings per share	72,665,044	53,028,867

	Cents	Cents

Basic earnings per share	(7.20)	(271.46)
Diluted earnings per share	(7.20)	(271.46)

	Six months ended 31 Dec 2023	Six months ended 31 Dec 2022
	$'000	$'000

Loss after income tax	(10,527)	(161,894)

	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	70,074,566	53,028,867

Weighted average number of ordinary shares used in calculating diluted earnings per share	70,074,566	53,028,867

	Cents	Cents

Basic earnings per share	(15.02)	(305.29)
Diluted earnings per share	(15.02)	(305.29)